American Century Investments®
Quarterly Portfolio Holdings
High-Yield Fund
June 30, 2021

High-Yield - Schedule of Investments
JUNE 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 86.4%
Aerospace and Defense — 2.0%
Bombardier, Inc., 6.00%, 10/15/22(1)	96,000	96,316
Bombardier, Inc., 7.50%, 3/15/25(1)(2)	305,000	314,341
Howmet Aerospace, Inc., 5.125%, 10/1/24	175,000	193,590
Rolls-Royce plc, 5.75%, 10/15/27(1)	250,000	275,695
TransDigm, Inc., 6.25%, 3/15/26(1)	1,000,000	1,056,250
TransDigm, Inc., 6.375%, 6/15/26	520,000	539,354
TransDigm, Inc., 4.625%, 1/15/29(1)	500,000	501,645
		2,977,191
Airlines — 1.2%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	504,000	534,240
United Airlines Holdings, Inc., 5.00%, 2/1/24(2)	555,000	577,930
United Airlines Pass Through Trust, 4.875%, 7/15/27	235,832	250,458
United Airlines, Inc., 4.625%, 4/15/29(1)	373,000	386,521
		1,749,149
Auto Components — 0.7%
Goodyear Tire & Rubber Co. (The), 5.00%, 7/15/29(1)	165,000	172,961
Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV, 5.00%, 5/7/28(1)	700,000	712,471
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	160,000	173,283
		1,058,715
Automobiles — 1.9%
Ford Motor Co., 8.50%, 4/21/23	1,080,000	1,206,576
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	300,000	304,911
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	500,000	510,315
Nissan Motor Co. Ltd., 4.35%, 9/17/27(1)	750,000	825,084
		2,846,886
Banks — 0.9%
Banco GNB Sudameris SA, VRN, 7.50%, 4/16/31(1)	700,000	712,845
CIT Group, Inc., VRN, 4.125%, 11/13/29	540,000	557,985
		1,270,830
Biotechnology — 0.4%
Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)	569,000	558,195
Building Products — 0.1%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	120,000	126,343
Capital Markets — 3.1%
FS KKR Capital Corp., 3.40%, 1/15/26	565,000	584,524
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27(1)	800,000	828,376
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.375%, 2/1/29(1)	715,000	713,767
LPL Holdings, Inc., 4.625%, 11/15/27(1)	355,000	368,914
LPL Holdings, Inc., 4.375%, 5/15/31(1)	264,000	267,659
MSCI, Inc., 4.00%, 11/15/29(1)	420,000	444,331
Owl Rock Capital Corp., 3.40%, 7/15/26	170,000	177,344
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)	216,000	237,733
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(1)	255,000	268,389
Prospect Capital Corp., 3.71%, 1/22/26	720,000	740,334
		4,631,371
Chemicals — 2.0%
CF Industries, Inc., 4.95%, 6/1/43	500,000	591,710
Chemours Co. (The), 5.75%, 11/15/28(1)	400,000	428,408

Olin Corp., 5.125%, 9/15/27	360,000	375,120
Olin Corp., 5.625%, 8/1/29	500,000	550,387
Tronox, Inc., 4.625%, 3/15/29(1)	500,000	505,620
Valvoline, Inc., 3.625%, 6/15/31(1)	500,000	501,248
		2,952,493
Commercial Services and Supplies — 1.2%
Clean Harbors, Inc., 4.875%, 7/15/27(1)	500,000	525,288
GFL Environmental, Inc., 4.00%, 8/1/28(1)	700,000	692,527
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	500,000	536,390
		1,754,205
Communications Equipment — 0.8%
CommScope Technologies LLC, 5.00%, 3/15/27(1)	345,000	353,625
CommScope, Inc., 8.25%, 3/1/27(1)	795,000	850,690
		1,204,315
Construction and Engineering — 0.7%
Arcosa, Inc., 4.375%, 4/15/29(1)	250,000	254,875
IHS Netherlands Holdco BV, 7.125%, 3/18/25	700,000	731,500
		986,375
Consumer Finance — 2.2%
Ally Financial, Inc., 5.75%, 11/20/25	430,000	494,159
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(1)	1,035,000	1,122,484
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(1)	485,000	527,716
Navient Corp., 4.875%, 3/15/28	710,000	714,437
OneMain Finance Corp., 3.50%, 1/15/27	457,000	460,999
		3,319,795
Containers and Packaging — 2.9%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)(3)	800,000	841,664
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, 4.00%, 9/1/29(1)	416,000	413,400
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.125%, 8/15/26(1)	600,000	620,301
Ball Corp., 5.25%, 7/1/25	250,000	282,908
Intertape Polymer Group, Inc., 4.375%, 6/15/29(1)	750,000	761,497
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	480,000	485,400
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	100,000	98,200
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	240,000	259,109
Sealed Air Corp., 5.125%, 12/1/24(1)	440,000	480,414
		4,242,893
Diversified Financial Services — 0.3%
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	520,000	522,657
Diversified Telecommunication Services — 1.9%
Altice France SA, 7.375%, 5/1/26(1)	358,000	372,742
Cincinnati Bell, Inc., 7.00%, 7/15/24(1)	195,000	200,752
Hughes Satellite Systems Corp., 5.25%, 8/1/26	480,000	538,646
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	357,000	371,625
Lumen Technologies, Inc., 5.80%, 3/15/22	430,000	443,046
Telecom Italia Capital SA, 6.375%, 11/15/33	750,000	897,173
		2,823,984
Electric Utilities — 0.4%
NRG Energy, Inc., 7.25%, 5/15/26	530,000	550,786
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	87,000	87,544
		638,330
Electronic Equipment, Instruments and Components — 0.3%
Sensata Technologies BV, 5.00%, 10/1/25(1)	338,000	377,472
Energy Equipment and Services — 0.2%
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	250,000	251,612

Entertainment — 1.0%
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	750,000	754,395
Netflix, Inc., 4.875%, 4/15/28	607,000	706,414
		1,460,809
Equity Real Estate Investment Trusts (REITs) — 4.1%
EPR Properties, 4.75%, 12/15/26(2)	401,000	435,215
EPR Properties, 4.95%, 4/15/28	480,000	518,897
IIP Operating Partnership LP, 5.50%, 5/25/26(1)	735,000	757,074
Iron Mountain, Inc., 4.875%, 9/15/29(1)	1,300,000	1,343,680
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	475,000	514,996
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	840,000	891,526
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	350,000	353,936
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)	745,000	747,540
XHR LP, 4.875%, 6/1/29(1)	520,000	537,550
		6,100,414
Food and Staples Retailing — 1.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(1)	350,000	346,500
Rite Aid Corp., 7.50%, 7/1/25(1)	773,000	783,660
Rite Aid Corp., 8.00%, 11/15/26(1)	169,000	171,747
United Natural Foods, Inc., 6.75%, 10/15/28(1)	550,000	593,004
		1,894,911
Food Products — 2.4%
Kraft Heinz Foods Co., 3.00%, 6/1/26	463,000	493,306
Kraft Heinz Foods Co., 4.375%, 6/1/46	500,000	567,517
MARB BondCo plc, 3.95%, 1/29/31(1)	750,000	724,088
Post Holdings, Inc., 5.50%, 12/15/29(1)	250,000	268,671
Post Holdings, Inc., 4.625%, 4/15/30(1)	250,000	254,520
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, Inc., 4.625%, 3/1/29(1)	500,000	504,985
US Foods, Inc., 4.75%, 2/15/29(1)	730,000	745,545
		3,558,632
Health Care Equipment and Supplies — 0.5%
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.375%, 6/1/25(1)	644,000	694,113
Health Care Providers and Services — 5.1%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	485,000	518,729
AHP Health Partners, Inc., 5.75%, 7/15/29(1)(4)	450,000	456,750
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	480,000	502,308
Centene Corp., 4.625%, 12/15/29	320,000	352,326
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	400,000	427,526
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	52,000	57,920
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(1)	127,000	125,803
CHS / Community Health Systems, Inc., 6.875%, 4/15/29(1)	500,000	524,693
DaVita, Inc., 4.625%, 6/1/30(1)	650,000	669,156
HCA, Inc., 7.69%, 6/15/25	500,000	609,375
IQVIA, Inc., 5.00%, 10/15/26(1)	485,000	503,275
LifePoint Health, Inc., 5.375%, 1/15/29(1)	800,000	781,132
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	420,000	438,690
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	100,000	104,262
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	230,000	219,220
Tenet Healthcare Corp., 6.75%, 6/15/23	780,000	852,150
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	390,000	416,711
		7,560,026
Hotels, Restaurants and Leisure — 8.2%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	1,090,000	1,106,514
Aramark Services, Inc., 5.00%, 2/1/28(1)	530,000	555,679

Bloomin' Brands, Inc. / OSI Restaurant Partners LLC, 5.125%, 4/15/29(1)	300,000	308,625
Boyd Gaming Corp., 4.75%, 12/1/27	400,000	414,500
Boyd Gaming Corp., 4.75%, 6/15/31(1)	750,000	779,063
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	1,200,000	1,216,500
Golden Nugget, Inc., 6.75%, 10/15/24(1)	610,000	616,997
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	670,000	676,834
International Game Technology plc, 5.25%, 1/15/29(1)	1,070,000	1,149,100
MGM Resorts International, 6.00%, 3/15/23	350,000	375,086
MGM Resorts International, 4.625%, 9/1/26	215,000	227,399
Penn National Gaming, Inc., 5.625%, 1/15/27(1)	680,000	707,200
Penn National Gaming, Inc., 4.125%, 7/1/29(1)(4)	888,000	889,110
Scientific Games International, Inc., 5.00%, 10/15/25(1)	260,000	269,140
Scientific Games International, Inc., 8.25%, 3/15/26(1)	200,000	214,746
Scientific Games International, Inc., 7.25%, 11/15/29(1)	810,000	915,822
Six Flags Entertainment Corp., 4.875%, 7/31/24(1)	500,000	505,625
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	649,000	657,174
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	605,000	652,970
		12,238,084
Household Durables — 0.4%
Mattamy Group Corp., 4.625%, 3/1/30(1)	330,000	337,755
Meritage Homes Corp., 5.125%, 6/6/27	230,000	257,761
		595,516
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp., 4.625%, 2/1/29(1)	200,000	197,189
Insurance — 0.8%
SBL Holdings, Inc., 5.125%, 11/13/26(1)	655,000	728,082
SBL Holdings, Inc., VRN, 6.50%(1)(5)	520,000	518,050
		1,246,132
Internet and Direct Marketing Retail — 0.4%
QVC, Inc., 4.375%, 9/1/28	525,000	536,227
IT Services — 0.2%
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	290,000	323,634
Life Sciences Tools and Services — 0.3%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	500,000	517,660
Machinery — 0.5%
GrafTech Finance, Inc., 4.625%, 12/15/28(1)	750,000	772,271
Media — 10.9%
Altice Financing SA, 7.50%, 5/15/26(1)	1,205,000	1,256,273
AMC Networks, Inc., 4.75%, 8/1/25	730,000	751,455
AMC Networks, Inc., 4.25%, 2/15/29	750,000	757,500
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	2,020,000	2,121,000
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	322,000	328,440
CSC Holdings LLC, 5.875%, 9/15/22	705,000	742,037
CSC Holdings LLC, 5.375%, 2/1/28(1)	350,000	370,720
CSC Holdings LLC, 5.75%, 1/15/30(1)	555,000	577,200
CSC Holdings LLC, 4.50%, 11/15/31(1)	365,000	367,697
CSC Holdings LLC, 5.00%, 11/15/31(1)	365,000	367,245
DISH DBS Corp., 5.00%, 3/15/23	760,000	797,270
DISH DBS Corp., 5.875%, 11/15/24	910,000	978,250
Gray Television, Inc., 5.875%, 7/15/26(1)	455,000	470,356
Lamar Media Corp., 3.75%, 2/15/28	795,000	810,081
Nexstar Broadcasting, Inc., 5.625%, 7/15/27(1)	400,000	424,500
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	845,000	831,269
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	1,170,000	1,228,646
TEGNA, Inc., 4.625%, 3/15/28	588,000	610,785

Univision Communications, Inc., 5.125%, 2/15/25(1)	375,000	383,721
ViacomCBS, Inc., VRN, 6.25%, 2/28/57	355,000	406,985
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	1,060,000	1,085,021
Ziggo BV, 5.50%, 1/15/27(1)	538,000	560,354
		16,226,805
Metals and Mining — 3.3%
Cleveland-Cliffs, Inc., 7.00%, 3/15/27	400,000	423,000
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)(2)	575,000	605,774
Freeport-McMoRan, Inc., 4.125%, 3/1/28	310,000	323,950
Freeport-McMoRan, Inc., 4.625%, 8/1/30	80,000	87,709
Freeport-McMoRan, Inc., 5.40%, 11/14/34	655,000	792,000
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)	800,000	822,336
Novelis Corp., 5.875%, 9/30/26(1)	780,000	812,374
Teck Resources Ltd., 6.25%, 7/15/41	465,000	608,714
United States Steel Corp., 6.875%, 8/15/25(2)	100,000	102,463
United States Steel Corp., 6.875%, 3/1/29	300,000	321,375
		4,899,695
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Apollo Commercial Real Estate Finance, Inc., 4.625%, 6/15/29(1)	317,000	312,990
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	540,000	540,675
Starwood Property Trust, Inc., 3.625%, 7/15/26(1)(4)	380,000	383,325
		1,236,990
Multiline Retail — 0.2%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)(2)	250,000	269,177
Oil, Gas and Consumable Fuels — 9.3%
Aker BP ASA, 3.75%, 1/15/30(1)	250,000	270,043
Antero Resources Corp., 7.625%, 2/1/29(1)	500,000	555,650
Antero Resources Corp., 5.375%, 3/1/30(1)	370,000	378,096
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	750,000	813,750
Callon Petroleum Co., 8.00%, 8/1/28(1)(4)	350,000	354,375
Cheniere Energy Partners LP, 5.625%, 10/1/26	350,000	364,000
Comstock Resources, Inc., 5.875%, 1/15/30(1)	740,000	755,725
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	460,000	473,892
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	800,000	841,284
Devon Energy Corp., 5.25%, 10/15/27(1)	325,000	350,422
EnLink Midstream Partners LP, 4.85%, 7/15/26	350,000	363,330
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	365,000	371,814
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 2/1/29(1)	475,000	495,855
MEG Energy Corp., 6.50%, 1/15/25(1)	295,000	305,325
MEG Energy Corp., 5.875%, 2/1/29(1)	375,000	391,470
NuStar Logistics LP, 4.75%, 2/1/22	155,000	157,013
Occidental Petroleum Corp., 2.90%, 8/15/24	750,000	767,812
Occidental Petroleum Corp., 6.375%, 9/1/28	1,200,000	1,402,692
Occidental Petroleum Corp., 3.50%, 8/15/29	500,000	502,460
Occidental Petroleum Corp., 6.125%, 1/1/31	750,000	883,335
Occidental Petroleum Corp., 6.45%, 9/15/36	500,000	598,455
Petrorio Luxembourg Sarl, 6.125%, 6/9/26(1)	200,000	204,850
SM Energy Co., 5.00%, 1/15/24	365,000	365,920
SM Energy Co., 6.50%, 7/15/28	370,000	380,637
Southwestern Energy Co., 6.45%, 1/23/25	555,000	615,531
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	850,000	878,772
		13,842,508
Personal Products — 0.2%
Avon Products, Inc., 6.50%, 3/15/23	280,000	301,840

Pharmaceuticals — 3.3%
AdaptHealth LLC, 4.625%, 8/1/29(1)	595,000	603,967
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	678,000	695,798
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	150,000	142,524
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	300,000	307,425
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	260,000	242,125
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 6.125%, 4/1/29(1)	750,000	735,938
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	750,000	797,437
Jazz Securities DAC, 4.375%, 1/15/29(1)	367,000	380,964
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	750,000	773,587
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	300,000	285,750
		4,965,515
Real Estate Management and Development — 0.6%
Howard Hughes Corp. (The), 4.375%, 2/1/31(1)	548,000	547,112
Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	264,000	276,353
		823,465
Road and Rail — 0.4%
United Rentals North America, Inc., 4.875%, 1/15/28	500,000	530,875
Semiconductors and Semiconductor Equipment — 0.6%
Microchip Technology, Inc., 4.25%, 9/1/25	828,000	869,537
Specialty Retail — 3.0%
Ambience Merger Sub, Inc., 7.125%, 7/15/29(1)(4)	400,000	405,000
BCPE Ulysses Intermediate, Inc., 7.75% Cash or 8.50% PIK, 4/1/27(1)(3)	750,000	769,774
LBM Acquisition LLC, 6.25%, 1/15/29(1)	650,000	655,818
Magic Mergeco, Inc., 7.875%, 5/1/29(1)	1,000,000	1,032,500
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 2/15/29(1)	750,000	827,812
Rent-A-Center, Inc., 6.375%, 2/15/29(1)	480,000	516,360
Victoria's Secret & Co., 4.625%, 7/15/29(1)(4)	225,000	225,360
		4,432,624
Technology Hardware, Storage and Peripherals — 0.9%
NCR Corp., 5.125%, 4/15/29(1)	470,000	485,275
Seagate HDD Cayman, 4.875%, 6/1/27	375,000	413,927
Western Digital Corp., 4.75%, 2/15/26	340,000	378,250
		1,277,452
Textiles, Apparel and Luxury Goods — 0.3%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	475,000	504,094
Thrifts and Mortgage Finance — 1.3%
Freedom Mortgage Corp., 6.625%, 1/15/27(1)(4)	740,000	746,194
PennyMac Financial Services, Inc., 5.375%, 10/15/25(1)	665,000	701,884
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	46,000	44,382
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	485,000	485,551
		1,978,011
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%, 8/11/25(1)	255,000	286,603
Wireless Telecommunication Services — 2.6%
Sprint Corp., 7.875%, 9/15/23	380,000	432,184
Sprint Corp., 7.125%, 6/15/24	550,000	635,250
Sprint Corp., 7.625%, 2/15/25	280,000	333,026
T-Mobile USA, Inc., 4.75%, 2/1/28	1,067,000	1,144,357
T-Mobile USA, Inc., 3.50%, 4/15/31	379,000	392,568
T-Mobile USA, Inc., 3.50%, 4/15/31(1)	360,000	372,888
Vodafone Group plc, VRN, 4.125%, 6/4/81	550,000	549,863
		3,860,136
TOTAL CORPORATE BONDS (Cost $122,506,908)		128,293,756

EXCHANGE-TRADED FUNDS — 6.9%
iShares Broad USD High Yield Corporate Bond ETF	70,700	2,949,604
SPDR Blackstone Senior Loan ETF	79,300	3,670,797
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	133,100	3,670,898
TOTAL EXCHANGE-TRADED FUNDS (Cost $10,172,218)		10,291,299
PREFERRED STOCKS — 2.9%
Banks — 0.9%
Banco Santander SA, 4.75%	700,000	710,150
Huntington Bancshares, Inc., 5.625%	550,000	640,750
		1,350,900
Capital Markets — 0.3%
Charles Schwab Corp. (The), Series H, 4.00%	300,000	307,275
Goldman Sachs Group, Inc. (The), 3.80%	199,000	203,039
		510,314
Consumer Finance — 0.7%
Ally Financial, Inc., 4.70%	730,000	741,169
Discover Financial Services, 5.50%	257,000	276,265
		1,017,434
Trading Companies and Distributors — 1.0%
Air Lease Corp., 4.65%	700,000	727,125
Aircastle Ltd., 5.25%(1)	750,000	759,375
		1,486,500
TOTAL PREFERRED STOCKS (Cost $4,273,026)		4,365,148
BANK LOAN OBLIGATIONS(6) — 0.9%
Food and Staples Retailing — 0.3%
United Natural Foods, Inc., Term Loan B, 3.60%, (1-month LIBOR plus 3.50%), 10/22/25	408,313	409,142
Health Care Equipment and Supplies — 0.2%
Avantor Funding, Inc., USD Term Loan B3, 3.00%, (1-month LIBOR plus 2.00%), 11/21/24	238,606	239,154
Pharmaceuticals — 0.4%
Bausch Health Companies Inc., 2018 Term Loan B, 3.10%, (1-month LIBOR plus 3.00%), 6/2/25	197,203	196,575
Horizon Therapeutics USA Inc., 2021 Term Loan B, 2.50%, (1-month LIBOR plus 2.00%), 3/15/28	458,850	456,555
		653,130
TOTAL BANK LOAN OBLIGATIONS (Cost $1,297,071)		1,301,426
ASSET-BACKED SECURITIES — 0.2%
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	156,187	161,986
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.375%, 5/15/23	181,421	182,000
TOTAL ASSET-BACKED SECURITIES (Cost $338,601)		343,986
TEMPORARY CASH INVESTMENTS — 3.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/15/23 - 10/31/27, valued at $1,574,545), in a joint trading account at 0.01%, dated 6/30/21, due 7/1/21 (Delivery value $1,543,610)		1,543,610
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 5/15/43, valued at $2,624,560), at 0.02%, dated 6/30/21, due 7/1/21 (Delivery value $2,573,001)		2,573,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	566,060	566,060
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,682,670)		4,682,670
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(7) — 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $3,001,633)	3,001,633	3,001,633
TOTAL INVESTMENT SECURITIES — 102.5% (Cost $146,272,127)		152,279,918
OTHER ASSETS AND LIABILITIES — (2.5)%		(3,730,067)
TOTAL NET ASSETS — 100.0%		$148,549,851

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $85,813,824, which represented 57.8% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,910,748. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)The security's rate was paid in cash at the last payment date.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Perpetual maturity with no stated maturity date.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,001,633.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	128,293,756	—
Exchange-Traded Funds	10,291,299	—	—
Preferred Stocks	—	4,365,148	—
Bank Loan Obligations	—	1,301,426	—
Asset-Backed Securities	—	343,986	—
Temporary Cash Investments	566,060	4,116,610	—
Temporary Cash Investments - Securities Lending Collateral	3,001,633	—	—
	13,858,992	138,420,926	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.